Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial instrument [Abstract]
Schedule of carrying amount and fair value of financial instruments [text block]
Except for aforementioned financial instruments, the carrying amount and fair value of other financial instruments of the Company as of December 31, 2017 and 2018 were as follows:

	December 31, 2017		December 31, 2018
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Financial assets:
Financial assets at FVTPL:
Financial assets mandatorily measured at FVTPL	$-	-	1,709,531	1,709,531
Financial assets held for trading	70,366	70,366	-	-
Financial assets at FVTOCI	-	-	6,979,925	6,979,925
Available-for-sale financial assets － noncurrent	4,348,134	4,348,134	-	-
Financial assets at amortized cost (loans and receivables):
Long-term receivables	1,790,400	1,790,400	930,001	930,001
Refundable deposits	515,148	515,148	716,097	716,097

Financial liabilities:
Financial liabilities at FVTPL:
Financial liabilities held for trading	106,597	106,597	22,115	22,115
Financial liabilities at amortized cost:
Long-term borrowings (including current installments)	110,608,010	110,608,010	86,305,318	86,305,318
Guarantee deposits	838,482	838,482	816,512	816,512

Schedule of fair value measurement of assets and liabilities on a recurring basis [text block]
Financial assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Total
	(in thousands)
December 31, 2017
Financial assets at FVTPL:
Financial assets held for trading	$-	70,366	-	70,366
Available-for-sale financial assets － noncurrent	4,170,319	-	177,815	4,348,134
Loans and receivables:
Long-term receivables	-	1,790,400	-	1,790,400
Financial liabilities at FVTPL:
Financial liabilities held for trading	-	106,597	-	106,597

December 31, 2018
Financial assets at FVTPL:
Financial assets mandatorily measured at FVTPL	-	1,709,531	-	1,709,531
Financial assets at FVTOCI	6,803,900	-	176,025	6,979,925
Financial assets at amortized cost:
Long-term receivables	-	930,001	-	930,001
Financial liabilities at FVTPL:
Financial liabilities held for trading	-	22,115	-	22,115

Schedule of changes in Level 3 fair value measurement [text block]
(4)	Reconciliation for recurring fair value measurements categorized within Level 3

	For the years ended December 31,
	2016	2017
	(in thousands)
Available-for-sale financial assets without quoted market prices
Balance at the beginning of the year	$70,938	193,582
Net realized/unrealized losses included in:
Profit or loss (i)	(686)	(30,000)
Other comprehensive income	-	-
Purchases	66,948	14,233
Transfer in	56,400	-
Effect of change in exchange rate	(18)	-
Balance at the end of the year	$193,582	177,815

(i)
Change in unrealized losses, which were included in profit or loss, relating to those available-for-sale assets without quoted market prices held at December 31, 2016 and 2017 were $686 thousand and $30,000 thousand, respectively.

For the year ended December 31, 2018
(in thousands)
Financial assets at FVTOCI － equity instruments without quoted market prices
Balance at the beginning of the year	$-
Adjustments on initial application of IFRS 9	177,815
Net gains included in other comprehensive income	9,990
Purchases	34,157
Disposals	(45,937)
Balance at the end of the year	$176,025

Schedule of changes in Level 3 valuation processes and quantitative fair value measurement [Text Block]
(5)	Description of valuation processes and quantitative disclosures for fair value measurements categorized within Level 3

Item	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Financial assets at FVTOCI–equity investments without active market	Market approach	● Price-Book ratio (0.99~5.2 at Dec. 31, 2018) ● Price-Earnings ratio (14.69~112.13 at Dec. 31, 2018) ● Discount for lack of marketability (20% at Dec. 31, 2018)
●  The higher the price-book ratio is, the higher the fair value is.

●  The higher the price-earnings ratio is, the higher the fair value is.

●  The greater degree of lack of marketability is, the lower the fair value is.